Huber Select Large Cap Value Fund
SCHEDULE OF INVESTMENTS at January 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.95%
	Aerospace & Defense - 4.85%
8,593	Northrop Grumman Corp.	$3,850,008

	Automotive - 1.60%
113,227	Goodyear Tire & Rubber Co. (a)	1,273,804

	Banking - 18.89%
78,846	Bank of America Corp.	2,797,456
63,368	Citigroup, Inc.	3,309,077
1,000	First Citizens BancShares, Inc. - Class A	777,680
93,526	First Horizon Corp.	2,312,898
18,233	JPMorgan Chase & Co.	2,551,891
66,500	Regions Financial Corp.	1,565,410
34,100	Truist Financial Corp.	1,684,199
		14,998,611
	Biotech & Pharma - 11.80%
20,437	Eli Lilly & Co.	7,033,394
17,793	Merck & Co., Inc.	1,911,146
9,530	Pfizer, Inc.	420,845
		9,365,385
	Chemicals - 2.47%
17,352	Innospec, Inc.	1,961,123

	Consumer Services - 3.37%
99,580	Rent-A-Center, Inc.	2,677,706

	Electric Power Generation, Transmission and Distribution - 0.75%
6,977	Constellation Energy Corp.	595,557

	Electric Utilities - 0.32%
5,933	Exelon Corp.	250,313

	Electrical Equipment - 1.11%
10,000	Carrier Global Corp.	455,300
3,357	TE Connectivity Ltd.	426,842
		882,142
	Entertainment Content - 3.13%
265,200	Lions Gate Entertainment Corp. - Class B (a)(b)	2,020,824
20,200	ViacomCBS, Inc. - Class B	467,832
		2,488,656
	Food - 0.95%
11,458	Tyson Foods, Inc. - Class A	753,364

	Home Construction - 0.61%
5,560	Lennar Corp. - Class B	480,162

	Insurance - 2.52%
74,421	CNO Financial Group, Inc.	1,917,085
1,269	Voya Financial, Inc.	88,538
		2,005,623
	Natural Gas Distribution - 0.01%
100	National Fuel Gas Co.	5,806

	Oil & Gas Producers - 16.70%
101,000	BP plc - ADR	3,659,230
10,300	Devon Energy Corp.	651,372
149,900	Golar LNG Ltd. (a)	3,513,656
39,600	New Fortress Energy, Inc.	1,536,084
66,300	Shell plc - ADR	3,899,103
		13,259,445
	Paper - 2.61%
162,650	Mercer International, Inc.	2,070,534

	Retail - Discretionary - 2.20%
5,398	Home Depot, Inc.	1,749,870

	Software - 8.72%
27,928	Microsoft Corp.	6,920,838

	Specialty Finance - 1.06%
18,509	Enova International, Inc. (a)	844,936

	Technology Hardware - 0.33%
16,471	Hewlett Packard Enterprise Co.	265,677

	Technology Services - 8.43%
99,777	KBR, Inc.	5,111,575
4,259	Mastercard, Inc. - Class A	1,578,385
		6,689,960
	Telecommunications - 2.32%
90,300	AT&T, Inc.	1,839,411

	Tobacco & Cannabis - 0.69%
5,259	Philip Morris International, Inc.	548,198

	Transport Services - 0.51%
2,100	FedEx Corp.	407,106
	TOTAL COMMON STOCKS (Cost $43,629,698)	76,184,235

	MONEY MARKET FUNDS - 3.94%
1,562,261	First American Government Obligations Fund, Institutional Class, 4.14% (c)	1,562,261
1,562,261	First American Treasury Obligations Fund, Institutional Class, 4.25% (c)	1,562,261
	TOTAL MONEY MARKET FUNDS (Cost $3,124,522)	3,124,522

	Total Investments in Securities (Cost $46,754,220) - 99.89%	79,308,757
	Other Assets in Excess of Liabilities - 0.11%	87,593
	NET ASSETS - 100.00%	$79,396,350

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Non-voting shares.
(c)	Rate shown is the 7-day annualized yield as of January 31, 2023.

Huber Select Large Cap Value Fund
Summary of Fair Value Disclosure at January 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023:

Huber Select Large Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communications	$4,328,067	$-	$-	$4,328,067
Consumer Discretionary	6,181,542	-	-	6,181,542
Consumer Staples	1,301,562	-	-	1,301,562
Energy	13,259,445	-	-	13,259,445
Financials	17,849,170	-	-	17,849,170
Health Care	9,365,385	-	-	9,365,385
Industrials	5,139,256	-	-	5,139,256
Materials	4,031,657	-	-	4,031,657
Technology	13,876,475	-	-	13,876,475
Utilities	851,676	-	-	851,676
Total Common Stocks	76,184,235	-	-	76,184,235
Money Market Funds	3,124,522	-	-	3,124,522
Total Investments in Securities	$79,308,757	$-	$-	$79,308,757

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.